Schedule of Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Realized gains (losses)
Net realized gains (losses)	$ (53,295)	$ 38,123	$ 73,720
Fixed maturities, available for sale
Investment Realized gains (losses)
Net realized gains (losses)	(45,240)	11,434	66,560
Fixed maturities, at fair value option
Investment Realized gains (losses)
Net realized gains (losses)	(247)	405	(733)
Commercial Mortgage Loans
Investment Realized gains (losses)
Net realized gains (losses)	1,201	5,935	4,037
Other Invested Assets
Investment Realized gains (losses)
Net realized gains (losses)	(9)	(92)
Derivative
Investment Realized gains (losses)
Net realized gains (losses)	(7,136)	19,360	$ 3,856
Fixed maturities, trading
Investment Realized gains (losses)
Net realized gains (losses)	$ (1,864)	$ 1,081